Loans (Tables)	12 Months Ended
Mar. 31, 2025
Loans by Facility
Loans by facility as of March 31, 2024 and March 31, 2025 were as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Retail loans:
Auto loans	Rs.	1,378,523.1	Rs.	1,550,907.4	US$	18,154.1
Personal loans/Credit cards		3,119,246.7		3,426,193.3		40,105.3
Retail business banking		4,207,836.2		4,967,690.0		58,149.2
Commercial vehicle and construction equipment finance		1,619,602.9		1,862,193.6		21,797.9
Housing loans		6,993,168.0		7,141,179.0		83,591.0
Other retail loans		2,272,031.2		2,583,402.1		30,240.0

Subtotal	Rs.	19,590,408.1	Rs.	21,531,565.4	US$	252,037.5
Wholesale loans	Rs.	7,202,639.3	Rs.	7,107,245.7	US$	83,193.8

Gross loans		26,793,047.4		28,638,811.1		335,231.3
Less: Allowance for credit losses		457,346.5		535,829.3		6,272.1

Total	Rs.	26,335,700.9	Rs.	28,102,981.8	US$	328,959.2

Financing Receivable, by Maturity
The maturity of gross loans as of March 31, 2025 is set out below:

	As of March 31, 2025
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	2,699,760.8	Rs.	4,710,133.3	Rs.	7,409,894.1
Over one year through five years		3,158,688.8		11,097,031.8		14,255,720.6
Over five years		1,248,796.1		5,724,400.3		6,973,196.4

Total	Rs.	7,107,245.7	Rs.	21,531,565.4	Rs.	28,638,811.1

Total	US$	83,193.8	US$	252,037.5	US$	335,231.3

Past Due Financing Receivables
The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2024 and March 31, 2025.

	As of March 31, 2024
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1), (2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	6,083.8	Rs.	14,998.0	Rs.	1,357,441.3	Rs.	1,378,523.1	Rs.	14,998.0
Personal loans/Credit card		24,446.2		25,466.5		3,069,334.0		3,119,246.7		25,466.5
Retail business banking		12,571.8		53,355.4		4,141,909.0		4,207,836.2		53,355.4
Commercial vehicle and construction equipment finance		19,351.4		21,563.6		1,578,687.9		1,619,602.9		21,563.6
Housing loans		37,025.6		43,712.7		6,912,429.7		6,993,168.0		43,712.7
Other retail		26,479.0		61,520.0		2,184,032.2		2,272,031.2		61,520.0
Wholesale loans		35,202.1		106,827.7		7,060,609.5		7,202,639.3		106,827.7

Total	Rs.	161,159.9	Rs.	327,443.9	Rs.	26,304,443.6	Rs.	26,793,047.4	Rs.	327,443.9

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 35.4 billion.

	As of March 31, 2025
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1),(2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,143.6	Rs.	16,360.1	Rs.	1,526,403.7	Rs.	1,550,907.4	Rs.	16,360.1
Personal loans/Credit card		32,386.3		28,927.7		3,364,879.3		3,426,193.3		28,927.7
Retail business banking		20,814.2		67,930.3		4,878,945.5		4,967,690.0		67,930.3
Commercial vehicle and construction equipment finance		21,153.2		28,370.4		1,812,670.0		1,862,193.6		28,370.4
Housing loans		35,639.8		50,161.9		7,055,377.3		7,141,179.0		50,161.9
Other retail		41,687.8		89,835.3		2,451,879.0		2,583,402.1		89,835.3
Wholesale loans		3,123.4		94,325.2		7,009,797.1		7,107,245.7		94,325.2

Total	Rs.	162,948.3	Rs.	375,910.9	Rs.	28,099,951.9	Rs.	28,638,811.1	Rs.	375,910.9

Total	US$	1,907.4	US$	4,400.2	US$	328,923.7	US$	335,231.3	US$	4,400.2

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.

Allowance for Credit Losses on Financing Receivables
Allowances for credit losses as of March 31, 2023 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8
Write-offs		(10,456.0)		(88,744.9)		(3,987.8)		(15,270.1)		(479.0)		(15,769.9)		(3,156.0)		(137,863.7)
Net allowance for credit losses (*)		2,522.1		76,812.9		18,907.6		14,649.8		1,056.7		26,345.3		(9,938.0)		130,356.4
Allowance for credit losses, end of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5

Allowance for credit losses:
Individually evaluated allowance	Rs.	4.6	Rs.	—	Rs.	2,320.3	Rs.	15.0	Rs.	—	Rs.	92.1	Rs.	29,264.6	Rs.	31,696.6
Collectively evaluated allowance		33,830.9		99,634.4		61,654.5		31,115.6		3,269.9		71,920.3		32,042.3		333,467.9
Loans:
Individually evaluated loans		16.4		0.8		2,782.0		290.8		—		92.3		33,879.5		37,061.8
Collectively evaluated loans		1,221,081.2		2,782,827.7		3,375,843.2		1,285,597.0		1,020,901.6		1,817,147.3		5,877,632.6		17,381,030.6

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 56,142.6 million. Recoveries from retail loans is Rs. 53,374.2 million and from wholesale loans is Rs. 2,768.4 million.

Allowances for credit losses as of March 31, 2024 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		2,927.9		—		36,487.3		39,415.2
Write-offs		(8,648.1)		(74,794.1)		(1,630.1)		(9,796.1)		(12,013.2)		(18,530.4)		(3,575.2)		(128,987.2)
Net allowance for credit losses (*)		4,761.5		92,159.3		12,955.8		10,761.6		15,722.2		26,971.8		18,421.8		181,754.0
Allowance for credit losses, end of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5

Allowance for credit losses:
Individually evaluated allowance	Rs.	8.0	Rs.	1.0	Rs.	2,498.3	Rs.	184.4	Rs.	—	Rs.	156.8	Rs.	68,886.9	Rs.	71,735.4
Collectively evaluated allowance		29,940.9		116,998.6		72,802.2		31,911.7		9,906.8		80,297.0		43,753.9		385,611.1
Loans:
Individually evaluated loans		8.0		1.0		2,924.9		184.4		—		156.8		107,439.4		110,714.5
Collectively evaluated loans		1,378,515.1		3,119,245.7		4,204,911.3		1,619,418.5		6,993,168.0		2,271,874.4		7,095,199.9		26,682,332.9

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 48,690.9 million. Recoveries from retail loans is Rs. 44,432.2 million and from wholesale loans is Rs. 4,258.7 million.

Allowances for credit losses as of March 31, 2025 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5	US$	5,353.4
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		—		—		—		—		—
Write-offs		(9,586.7)		(95,746.2)		(2,061.0)		(14,270.3)		(3,676.7)		(19,849.5)		(4,199.2)		(149,389.6)		(1,748.7)
Net allowance for credit losses (*)		17,085.4		114,516.3		24,429.6		20,223.4		9,290.8		51,078.2		(8,751.3)		227,872.4		2,667.4
Allowance for credit losses, end of the period	Rs.	37,447.6	Rs.	135,769.7	Rs.	97,669.1	Rs.	38,049.2	Rs.	15,520.9	Rs.	111,682.5	Rs.	99,690.3	Rs.	535,829.3	US$	6,272.1

Allowance for credit losses:
Individually evaluated allowance	Rs.	3.0	Rs.	—	Rs.	2,691.1	Rs.	281.1	Rs.	0.6	Rs.	532.7	Rs.	58,385.5	Rs.	61,894.0	US$	724.5
Collectively evaluated allowance		37,444.6		135,769.7		94,978.0		37,768.1		15,520.3		111,149.8		41,304.8		473,935.3		5,547.6
Loans:		—		—		—		—		—		—		—
Individually evaluated loans		3.5		—		3,087.8		426.5		1.9		533.4		90,447.5		94,500.6		1,106.2
Collectively evaluated loans		1,550,903.9		3,426,193.3		4,964,602.2		1,861,767.1		7,141,177.1		2,582,868.7		7,016,798.2		28,544,310.5		334,125.1

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 46,492.3 million (US$ 544.3 million). Recoveries from retail loans is Rs. 46,314.2 million and from wholesale loans is Rs. 178.1 million.

Interest on Loans by Facility
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Wholesale loans	Rs.	363,842.1	Rs.	555,377.8	Rs.	564,679.4	US$	6,609.8
Retail loans		987,975.9		1,617,982.2		1,941,839.3		22,730.2
Other loans		—		21,165.5		—		—

Total	Rs.	1,351,818.0	Rs.	2,194,525.5	Rs.	2,506,518.7	US$	29,340.0

Retail Loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as of March 31, 2024:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2020		2021		2022		2023		2024		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	15,314.7	Rs.	40,203.8	Rs.	86,953.7	Rs.	198,895.3	Rs.	398,936.3	Rs.	540,605.2	Rs.	82,616.1	Rs.	—	Rs.	1,363,525.1
Non-performing		1,771.7		1,908.9		1,908.6		2,729.8		3,204.6		779.7		2,694.7		—		14,998.0

Subtotal	Rs.	17,086.4	Rs.	42,112.7	Rs.	88,862.3	Rs.	201,625.1	Rs.	402,140.9	Rs.	541,384.9	Rs.	85,310.8	Rs.	—	Rs.	1,378,523.1
Write off		1,376.8		1,913.2		1,683.1		1,835.8		1,688.5		150.7		—		—		8,648.1
Personal loans/Credit card
Performing	Rs.	4,198.8	Rs.	28,112.1	Rs.	62,604.2	Rs.	237,689.5	Rs.	642,360.7	Rs.	1,192,606.3	Rs.	560,472.3	Rs.	365,736.3	Rs.	3,093,780.2
Non-performing		726.8		1,486.5		1,668.2		3,127.9		5,912.5		2,544.9		9,674.2		325.5		25,466.5

Subtotal	Rs.	4,925.6	Rs.	29,598.6	Rs.	64,272.4	Rs.	240,817.4	Rs.	648,273.2	Rs.	1,195,151.2	Rs.	570,146.5	Rs.	366,061.8	Rs.	3,119,246.7
Write off		1,681.8		4,635.9		3,526.2		10,050.8		17,073.2		2,838.5		21,307.8		13,679.9		74,794.1
Retail business banking
Performing	Rs.	88,129.0	Rs.	62,739.9	Rs.	108,288.3	Rs.	317,668.3	Rs.	527,853.5	Rs.	701,602.8	Rs.	2,348,199.0	Rs.	—	Rs.	4,154,480.8
Non-performing		8,083.4		1,933.2		3,454.1		2,118.8		851.1		135.0		36,779.8		—		53,355.4

Subtotal	Rs.	96,212.4	Rs.	64,673.1	Rs.	111,742.4	Rs.	319,787.1	Rs.	528,704.6	Rs.	701,737.8	Rs.	2,384,978.8	Rs.	—	Rs.	4,207,836.2
Write off		1,163.3		298.8		138.6		19.7		0.2		—		9.5		—		1,630.1
Commercial vehicle and construction equipment finance
Performing	Rs.	9,984.2	Rs.	16,357.7	Rs.	33,797.5	Rs.	156,354.0	Rs.	456,722.6	Rs.	722,457.1	Rs.	202,366.2	Rs.	—	Rs.	1,598,039.3
Non-performing		2,628.4		1,628.6		2,641.9		3,588.5		4,859.6		1,204.9		5,011.7		—		21,563.6

Subtotal	Rs.	12,612.6	Rs.	17,986.3	Rs.	36,439.4	Rs.	159,942.5	Rs.	461,582.2	Rs.	723,662.0	Rs.	207,377.9	Rs.	—	Rs.	1,619,602.9
Write off		1,547.1		2,379.5		1,597.7		2,231.2		1,935.0		104.3		1.3		—		9,796.1
Housing loans
Performing	Rs.	1,351,187.2	Rs.	565,617.9	Rs.	735,921.2	Rs.	1,170,433.9	Rs.	1,476,703.5	Rs.	1,649,591.6	Rs.	—	Rs.	—	Rs.	6,949,455.3
Non-performing		22,222.3		6,506.8		5,569.9		4,869.8		3,804.6		739.3		—		—		43,712.7

Subtotal	Rs.	1,373,409.5	Rs.	572,124.7	Rs.	741,491.1	Rs.	1,175,303.7	Rs.	1,480,508.1	Rs.	1,650,330.9	Rs.	—	Rs.	—	Rs.	6,993,168.0
Write off		11,133.4		759.5		105.6		7.5		7.2		—		—		—		12,013.2
Other retail loans
Performing	Rs.	9,040.5	Rs.	9,538.8	Rs.	18,091.4	Rs.	53,746.1	Rs.	200,858.5	Rs.	721,107.1	Rs.	1,198,128.8	Rs.	—	Rs.	2,210,511.2
Non-performing		3,885.2		1,892.0		2,161.5		2,405.6		4,053.3		3,129.2		43,993.2		—		61,520.0

Subtotal	Rs.	12,925.7	Rs.	11,430.8	Rs.	20,252.9	Rs.	56,151.7	Rs.	204,911.8	Rs.	724,236.3	Rs.	1,242,122.0	Rs.	—	Rs.	2,272,031.2
Write off		1,857.3		4,453.7		1,567.6		2,088.9		3,505.0		538.8		4,519.1		—		18,530.4
Total	Rs.	1,517,172.2	Rs.	737,926.2	Rs.	1,063,060.5	Rs.	2,153,627.5	Rs.	3,726,120.8	Rs.	5,536,503.1	Rs.	4,489,936.0	Rs.	366,061.8	Rs.	19,590,408.1

Total (Write Off)	Rs.	18,759.7	Rs.	14,440.6	Rs.	8,618.8	Rs.	16,233.9	Rs.	24,209.1	Rs.	3,632.3	Rs.	25,837.7	Rs.	13,679.9	Rs.	125,412.0

The following table provides information on primary credit quality indicators as of March 31, 2025:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	16,872.3	Rs.	38,368.9	Rs.	109,709.7	Rs.	261,060.2	Rs.	403,060.5	Rs.	611,564.6	Rs.	93,911.1	Rs.	—	Rs.	1,534,547.3
Non-performing		1,124.3		1,172.5		2,224.1		4,143.9		3,631.6		1,052.2		3,011.5		—		16,360.1

Subtotal	Rs.	17,996.6	Rs.	39,541.4	Rs.	111,933.8	Rs.	265,204.1	Rs.	406,692.1	Rs.	612,616.8	Rs.	96,922.6	Rs.	—	Rs.	1,550,907.4
Write off		1,490.5		1,103.9		1,768.9		2,771.3		2,057.7		394.4		—		—		9,586.7
Personal loans/Credit card
Performing	Rs.	6,682.8	Rs.	19,129.5	Rs.	100,673.9	Rs.	320,434.6	Rs.	623,756.2	Rs.	1,238,873.6	Rs.	661,166.9	Rs.	426,548.1	Rs.	3,397,265.6
Non-performing		543.1		966.9		1,807.2		4,805.9		5,657.0		2,389.8		11,767.8		990.0		28,927.7

Subtotal	Rs.	7,225.9	Rs.	20,096.4	Rs.	102,481.1	Rs.	325,240.5	Rs.	629,413.2	Rs.	1,241,263.4	Rs.	672,934.7	Rs.	427,538.1	Rs.	3,426,193.3
Write off		2,263.9		1,559.0		5,988.1		18,451.4		21,504.4		4,065.9		25,111.9		16,801.6		95,746.2
Retail business banking
Performing	Rs.	84,507.8	Rs.	59,255.0	Rs.	204,872.5	Rs.	402,892.1	Rs.	627,467.3	Rs.	769,923.2	Rs.	2,750,841.8	Rs.	—	Rs.	4,899,759.7
Non-performing		5,779.0		3,713.2		3,449.7		3,293.4		1,546.1		191.8		49,957.1		—		67,930.3

Subtotal	Rs.	90,286.8	Rs.	62,968.2	Rs.	208,322.2	Rs.	406,185.5	Rs.	629,013.4	Rs.	770,115.0	Rs.	2,800,798.9	Rs.	—	Rs.	4,967,690.0
Write off		1,382.6		176.1		270.1		39.7		44.5		125.9		22.1		—		2,061.0
Commercial vehicle and construction equipment finance
Performing	Rs.	9,615.7	Rs.	7,142.1	Rs.	61,927.7	Rs.	263,199.8	Rs.	507,988.5	Rs.	739,656.0	Rs.	244,293.4	Rs.	—	Rs.	1,833,823.2
Non-performing		906.6		1,388.2		2,463.7		7,286.5		8,047.8		1,399.6		6,878.0		—		28,370.4

Subtotal	Rs.	10,522.3	Rs.	8,530.3	Rs.	64,391.4	Rs.	270,486.3	Rs.	516,036.3	Rs.	741,055.6	Rs.	251,171.4	Rs.	—	Rs.	1,862,193.6
Write off		1,242.2		853.3		2,499.5		4,319.4		2,794.0		2,555.9		6.0		—		14,270.3
Housing loans
Performing	Rs.	1,488,044.3	Rs.	590,450.9	Rs.	910,615.5	Rs.	1,182,559.1	Rs.	1,626,523.9	Rs.	1,292,823.4	Rs.	—	Rs.	—	Rs.	7,091,017.1
Non-performing		25,341.0		6,041.4		6,946.4		7,306.7		3,952.9		573.5		—		—		50,161.9

Subtotal	Rs.	1,513,385.3	Rs.	596,492.3	Rs.	917,561.9	Rs.	1,189,865.8	Rs.	1,630,476.8	Rs.	1,293,396.9	Rs.	—	Rs.	—	Rs.	7,141,179.0
Write off		3,091.7		477.1		79.8		5.1		23.0		—		—		—		3,676.7
Other retail loans
Performing	Rs.	15,220.9	Rs.	9,225.1	Rs.	29,591.7	Rs.	84,335.1	Rs.	312,070.2	Rs.	676,203.4	Rs.	1,366,920.4	Rs.	—	Rs.	2,493,566.8
Non-performing		5,904.0		1,256.1		1,776.7		5,873.5		28,568.9		3,940.3		42,515.8		—		89,835.3

Subtotal	Rs.	21,124.9	Rs.	10,481.2	Rs.	31,368.4	Rs.	90,208.6	Rs.	340,639.1	Rs.	680,143.7	Rs.	1,409,436.2	Rs.	—	Rs.	2,583,402.1
Write off		4,082.3		956.3		1,123.0		4,228.7		3,590.0		957.4		4,911.8		—		19,849.5
Total	Rs.	1,660,541.8	Rs.	738,109.8	Rs.	1,436,058.8	Rs.	2,547,190.8	Rs.	4,152,270.9	Rs.	5,338,591.4	Rs.	5,231,263.8	Rs.	427,538.1	Rs.	21,531,565.4

Total	US$	19,437.5	US$	8,639.9	US$	16,809.8	US$	29,816.1	US$	48,604.4	US$	62,490.8	US$	61,234.5	US$	5,004.5	US$	252,037.5
Total (Write Off)	Rs.	13,553.2	Rs.	5,125.7	Rs.	11,729.4	Rs.	29,815.6	Rs.	30,013.6	Rs.	8,099.5	Rs.	30,051.8	Rs.	16,801.6	Rs.	145,190.4

Total (Write Off)	US$	158.6	US$	60.0	US$	137.3	US$	349.0	US$	351.3	US$	94.8	US$	351.8	US$	196.7	US$	1,699.5

Wholesale loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as of March 31, 2024.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2020		2021		2022		2023		2024		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	186,460.1	Rs.	264,241.1	Rs.	560,195.2	Rs.	957,023.5	Rs.	1,200,992.0	Rs.	2,071,787.5	Rs.	1,773,221.5	Rs.	7,013,920.9
Labeled		14,723.3		757.2		17,488.3		14,588.1		16,225.0		11,623.4		6,485.4		81,890.7
Non-performing		45,730.4		3,725.9		14,614.8		8,719.0		5,017.9		7,133.1		21,886.6		106,827.7

Total	Rs.	246,913.8	Rs.	268,724.2	Rs.	592,298.3	Rs.	980,330.6	Rs.	1,222,234.9	Rs.	2,090,544.0	Rs.	1,801,593.5	Rs.	7,202,639.3

Total Write off	Rs.	2,585.0	Rs.	264.3	Rs.	—	Rs.	—	Rs.	481.5	Rs.	—	Rs.	244.4	Rs.	3,575.2

The following table provides information on primary credit quality indicators as of March 31, 2025.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	303,812.7	Rs.	393,131.7	Rs.	674,953.6	Rs.	863,574.4	Rs.	1,483,506.6	Rs.	1,395,844.6	Rs.	1,841,034.8	Rs.	6,955,858.4
Labeled		2,577.7		9,883.5		11,399.0		12,831.6		5,985.4		1,576.3		12,808.6		57,062.1
Non-performing		26,166.1		11,899.6		7,852.5		1,305.1		23,368.8		—		23,733.1		94,325.2

Total	Rs.	332,556.5	Rs.	414,914.8	Rs.	694,205.1	Rs.	877,711.1	Rs.	1,512,860.8	Rs.	1,397,420.9	Rs.	1,877,576.5	Rs.	7,107,245.7

Total Write off	Rs.	10.9	Rs.	2.1	Rs.	—	Rs.	—	Rs.	708.0	Rs.	—	Rs.	3,478.2	Rs.	4,199.2

Total	US$	3,892.7	US$	4,856.8	US$	8,126.0	US$	10,274.0	US$	17,708.8	US$	16,357.5	US$	21,978.0	US$	83,193.8

Total (Write Off)	US$	0.1	US$	—	US$	—	US$	—	US$	8.3	US$	—	US$	40.7	US$	49.1

Receivable By Industry
Non-performing Financing Receivables
Non-performing
loans by industry as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31, 2024
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	68,976.4
— Real Estate & Property services		65,195.3
— Agri Production—Food		30,493.3
— Others (none greater than 5% of non-performing loans)		162,778.9

Total	Rs.	327,443.9

	As of March 31, 2025
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs. 79,499.2	US$	930.6
— Real Estate & Property services	59,831.5		700.4
— Agri Production—Food	28,230.0		330.4
— Animal Husbandry	25,425.7		297.6
— Retail Trade	19,757.7		231.3
— Others (none greater than 5% of non-performing loans)	163,166.8		1,909.9

Total	Rs. 375,910.9	US$	4,400.2

Summary information relating to interest income recognized on non-performing
loans during the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025 is as follows:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Interest income recognized on non-performing loans	Rs.	7,738.0	Rs.	9,675.9	Rs.	10,884.1	US$	127.4